Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Master Trust [Line Items]
Plan Termination	Plan TerminationIn the event of termination of the Plan, participants and beneficiaries of deceased participants would be vested with respect to, and would receive, within a reasonable time, any funds in the participants’ accounts as of the date of the termination.